Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0001879754
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42154
Entity Registrant Name	Eshallgo Inc
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 37, Haiyi Villa, Lane 97
Entity Address, Address Line Two	Songlin RoadPudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
Title of 12(b) Security	lass A ordinary shares of a par value of US$0.0016 each
Trading Symbol	EHGO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	7243
Auditor Name	Felix CPAs LLC
Auditor Location	Branchburg, New Jersey
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No. 37, Haiyi Villa, Lane 97
Entity Address, Address Line Two	Songlin RoadPudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
Contact Personnel Name	Qiwei Miao
Contact Personnel Email Address	miaoqiwei@eshallgo.com
City Area Code	86
Local Phone Number	400 100 7299
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,656,609
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	366,000